3 Basis of Preparation (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
BasisOfPreparationDetailsLineItems [Line Items]
ASSETS	R$ 46,784,664
CURRENT ASSETS	11,407,431
Accounts receivable - concessions	4,515
Contract assets	285,682
NONCURRENT ASSETS	35,377,233
Accounts receivable - concessions	1,897,825
Contract assets	R$ 5,207,115
As previously stated [member]
BasisOfPreparationDetailsLineItems [Line Items]
ASSETS		R$ 38,312,550	R$ 36,048,122	[1]
CURRENT ASSETS		7,909,196	6,677,846	[1]
Accounts receivable - concessions		58,842	53,177	[1]
Contract assets		107,443	85,019	[1]
NONCURRENT ASSETS		30,403,354	29,370,276	[1]
Accounts receivable - concessions		2,558,796	2,497,514	[1]
Contract assets		3,943,941	3,348,211	[1]
Adjustments [member]
BasisOfPreparationDetailsLineItems [Line Items]
ASSETS
CURRENT ASSETS
Accounts receivable - concessions		(54,297)	(48,997)
Contract assets		54,297	48,997
NONCURRENT ASSETS
Accounts receivable - concessions		(684,972)	(704,829)
Contract assets		684,972	704,829
Restated [Member]
BasisOfPreparationDetailsLineItems [Line Items]
ASSETS		38,312,550	36,048,122
CURRENT ASSETS		7,909,196	6,677,846
Accounts receivable - concessions		4,545	4,180
Contract assets		161,740	134,016
NONCURRENT ASSETS		30,403,354	29,370,276
Accounts receivable - concessions		1,873,824	1,792,685
Contract assets		R$ 4,628,913	R$ 4,053,040

[1]	The balance considers the adjustments of 01.01.2019 resulting from the initial application of IFRS 16, as shown in Note 4.16 of the Consolidated Financial Statements of December 31, 2019.